Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 13, 2024	May 12, 2024	Mar. 31, 2025	Mar. 31, 2024
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	254,200
Common stock, shares outstanding (in shares)	288,681,224
Proceeds from the PIPE investment	$ 254.3		$ 254.3
Proceeds due from the PIPE investment	$ 20.0
Common stock, shares issued (in shares)			288,700,000	253,400,000
Common Shares
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)			193,927
PIPE Investors
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	18,172,378
Number of shares excluded for reduction rights (in shares)	1,953,976
Issuance of common shares (in shares)	25,759,430		16,218,402
Number of shares pending issuance (in shares)	2,076,843
PIPE Investors | Offering One
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	14,141,559
Sale of stock, share price (in dollars per share)	$ 9.63
PIPE Investors | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	11,617,871
Sale of stock, share price (in dollars per share)	$ 10.165
PIPE Investors | Common Class A [Member] | Offering Two
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	193,927
Sponsor Securities Repurchase
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in dollars per share)	$ 1
Sponsor Securities Repurchase | Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	1,800,000
SEAC Sponsor Options
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	2,010,000
Common stock, shares issued (in shares)	2,200,000
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
SEAC Sponsor Options | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)		254,200
Sponsor Option Agreement
Business Combination Segment Allocation [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Sponsor Agreements with Independent Directors and Advisors | Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	210,000
SEAC
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)			75,000,000
Issuance of common shares (in shares)	7,027,873
SEAC | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	254,200
SEAC | Common Class A [Member]
Business Combination Segment Allocation [Line Items]
Shares repurchased during period (in shares)		67,972,127
SEAC | Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	2,010,000
Shares repurchased during period (in shares)	16,740,000